Cash, cash equivalents and financial assets - Disclosure of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 84,225	€ 103,756	€ 136,792	€ 202,887
Short-term investments	17,260	16,080	14,845
Cash and cash equivalents and short-term investments	101,485	119,836	151,637
Non-current financial assets	35,119	39,878	38,934
Total cash, cash equivalents and financial assets	€ 136,604	€ 159,714	€ 190,570